Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 15,213	$ 12,837
Time deposits with other financial institutions	246	5,697
Securities available for sale	150,175	138,033
Restricted equity securities	3,220	3,219
Loans held for sale	207	0
Loans, net of allowance for loan losses: 2011 - $3,163; 2010 - $2,585	213,952	190,685
Premises and equipment, net	12,173	12,526
Goodwill	4,723	4,723
Identified intangible assets	0	107
Accrued interest receivable	1,404	1,270
Bank owned life insurance	2,649	2,862
Other assets	2,124	2,137
Total assets	406,086	374,096
Deposits
Non-interest bearing	70,810	57,435
Interest bearing	269,854	251,699
Total deposits	340,664	309,134
Repurchase agreements	10,168	7,747
Federal Reserve note account	0	724
Federal Home Loan Bank advances	8,000	15,000
Accrued interest payable	219	312
Accrued expenses and other liabilities	4,290	2,198
Total liabilities	363,341	335,115
Commitments and contingent liabilities
Shareholders' equity
Common stock, no par value; 6,000,000 shares authorized; 2,289,528 shares issued	11,447	11,447
Additional paid-in capital	4,815	4,775
Retained earnings	24,335	22,475
Treasury stock, at cost (76,259 and 83,555 shares)	(1,495)	(1,639)
Accumulated other comprehensive income	3,643	1,923
Total shareholders' equity	42,745	38,981
Total liabilities and shareholder's equity	$ 406,086	$ 374,096